Loans Payable (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of reconciliation of repayment of HYREF loan (entrusted loan)
Transfer price for Chengli Project	$28,910,696	Entrusted loan payable at December 31, 2020, net with Xi’an TCH investment in entrusted loan (current and noncurrent)	$22,203,262
Transfer price for Xuzhou Huayu Project	18,391,086	Interest payable on entrusted loan at December 31, 2020	10,144,228
Transfer price for Shenqiu Phase I and II Projects	19,474,015	Add back: Xi’an TCH investment in entrusted loan	11,494,429
		Less: interest accrued from September 20, 2018 to December 31, 2020 (cut-off date for interest calculation for repayment was September 20, 2018)	(3,130,276)
		Less: portion of loan with repayment due date extended to year 2023	(11,800,947)

		Add back: interest & penalty repaid by Xi’an TCH	9,186,358
		Add back: loan principle repaid by Xi’an TCH	28,678,743
	$66,775,797		$66,775,797